Related Party Balances and Transactions (Details) - Schedule of amounts due to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Amounts due to related parties, Current	$ 3,025,927	$ 11,389
Non-current
Amounts due to related parties, Non-current	500,000
Aenco Technologies Ltd [Member]
Current
Amounts due to related parties, Current	3,013,234
Aeneas Group Limited [Member]
Current
Amounts due to related parties, Current	8,110
Non-current
Amounts due to related parties, Non-current	500,000
Ian Huen [Member]
Current
Amounts due to related parties, Current		1,397
Darren Lui [Member]
Current
Amounts due to related parties, Current		3,449
Clark Cheng [Member]
Current
Amounts due to related parties, Current	4,583	5,699
Sabrina Khan [Member]
Current
Amounts due to related parties, Current		844
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current